Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Class R R4 and Class I3 | Transamerica High Yield Bond
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica High Yield Bond
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks a high level of current income by investing in high-yield debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the fund was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund's objective by investing, under normal circumstances, at least 80% of the fund's net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The fund normally invests primarily in U.S. securities.Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser). The sub-adviser seeks to achieve high returns for the fund while maintaining a reasonable risk profile.The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for high-yield bonds, foreign securities (including emerging markets), investment grade bonds, certain asset-backed securities, private residential mortgage-backed securities, certain preferred equity, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain bank loans, U.S. Treasury and agency mortgage-backed securities, common equity, cash, certain cash equivalent securities, asset-backed commercial paper, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.The fund has no maturity or duration requirements or limitations. The fund may invest in foreign securities, including up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.To a lesser extent, the fund may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The fund may also invest in hybrid instruments having both debt and equity characteristics.The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.You may lose money if you invest in this fund.Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the fund.Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses.Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The fund may lose its entire investment in the fixed-income securities of an issuer.Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative. The fund may incur costs to protect its investment, and the fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may be more pronounced during periods of market volatility, may have a negative impact on performance and may generate greater amounts of short-term capital gains.Bank Obligations – Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation,economic sanctions, weather events, world events and economic conditions likewise will affect the performance of companies in these industries. Such events and related conditions may lead to disputes among oil-producing countries and potential limits on the production of crude oil, leading to increased volatility in the energy sector.Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.Large Shareholder – A significant portion of the fund’s shares may be owned by other funds sponsored by Transamerica. Transactions by these funds may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. In addition, sizeable redemptions could cause the fund’s total expenses to increase.LIBOR – Many financial instruments, financings or other transactions to which the fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the fund, issuers of instruments in which the fund invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the fund or the fund’s investments cannot yet be determined.Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The fund's investments in loans are also subject to prepayment or call risk.Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed-income and equity securities. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility.Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the fund.Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the fund’s security selection process may impact the sub-adviser’s investment decisions. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed,inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/investments-fund-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class R4
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:6/30/20209.24%Worst Quarter:3/31/2020-15.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31,  2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Class R R4 and Class I3 | Transamerica High Yield Bond | R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
2018	rr_AnnualReturn2018	(2.67%)
2019	rr_AnnualReturn2019	13.83%
2020	rr_AnnualReturn2020	3.76%
2021	rr_AnnualReturn2021	5.73%
2022	rr_AnnualReturn2022	(11.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.18%)
1 Year	rr_AverageAnnualReturnYear01	(11.64%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2017
Class R R4 and Class I3 | Transamerica High Yield Bond | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Recaptured expense	rr_Component1OtherExpensesOverAssets	0.01%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2017
Class R R4 and Class I3 | Transamerica High Yield Bond | I3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	(11.43%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2017
Class R R4 and Class I3 | Transamerica High Yield Bond | Return After Taxes on Distributions | R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Class R R4 and Class I3 | Transamerica High Yield Bond | Return After Taxes on Distributions and Sale of Fund Shares | R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.86%)
5 Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Class R R4 and Class I3 | Transamerica High Yield Bond | Bloomberg US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.18%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2024 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class R4 shares, 1.10% for Class R shares and 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2024 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.